CASH, CASH EQUIVALENTS AND INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2012
CASH, CASH EQUIVALENTS AND INVESTMENTS
Schedule showing break-down of the Company's total long-term investments

	Accounting Method	December 31, 2012	December 31, 2011
		(in thousands)
Cortina	Cost Method	$3,348	$3,348
GCT SemiConductor, Inc.	Cost Method	811	3,000
Xalted Networks	Cost Method	279	1,133
SBI	Cost Method	2,306	1,945
iTV Media Inc.	Cost Method	14,894	—

Investment using Cost Method Total		21,638	9,426

ACELAND	Equity Method	2,109	2,109
Beijing Bodashutong Technology	Equity Method	577	572
Shareholder Loan to ACELAND	Equity Method	7,119	7,119

Investment using Equity Method Total		9,805	9,800

iTV Media Inc.	Available for sale	3,000	—
AioTV	Available for sale	8,000	—
UTStarcom Hong Kong Holdings Ltd	Available for sale	20,000	—

Investments Classified as available-for-sale Total		31,000	—

Total Investment		$62,443	$19,226

Schedule of significant inputs for the valuation model used to estimate fair value of investments

Years Ended December 31
Total fair value of Invested capital as at valuation date	40,000
Risk free rate of interest	1.25%
Dividend Yield	3%
Maturity Date	2017/8/30
Volatility	51.9%

Summary of available-for-sales investments:

	Amortized cost	Unrealized Gains	Unrealized Losses for More Than 12 months	Estimated fair value
	(in thousands)
Convertible bonds of privately-held company	$23,000	—	—	$23,000
Preferred convertible shares of privately-held company	$8,000	—	—	$8,000

Total available-for-sales Investments	$31,000	—	—	$31,000

Schedule of financial assets measured and recognized at fair value on a recurring basis and classified under the appropriate level of the fair value hierarchy

	Level 1	Level 2	Level 3	Total
	(in thousands)
As of December 31, 2012
Short-term investment	$296	$—	$—	$296

Long-term investment	$—	$—	$31,000	$31,000

As of December 31, 2011
Short-term investment	$2,372	$—	$—	$2,372